Capital Management - Additional Information (Detail)			9 Months Ended
	Nov. 01, 2023	Feb. 01, 2023	Jul. 31, 2023
Statement [Line Items]
Capital conservation buffer, percentage			2.50%
Common equity surcharge, percentage			1.00%
Domestic stability buffer, percentage			3.00%
Domestic stablity buffer percentage of total risk weighted assets		3.00%
Buffer requirement for the leverage ratio percentage		0.50%
Maximum [member]
Statement [Line Items]
Domestic stability buffer, percentage		2.50%	4.00%
Minimum [member]
Statement [Line Items]
Domestic stability buffer, percentage		0.00%	0.00%
With Effect effective November 1, 2023 [Member]
Statement [Line Items]
Domestic stability buffer, percentage	3.50%